INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 19,423	$ 19,423
Accumulated amortization	16,822	14,364
Net book value	2,601	5,059
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	14,232	14,232
Accumulated amortization	12,026	10,108
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	5,191	5,191
Accumulated amortization	$ 4,796	$ 4,256